Partners' Capital Change in Series B Preferred Units (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Statement of Partners' Capital [Abstract]
Beginning Balance	$ 0
Issuance of Series B Preferred Units	193,623
Net income	8,057
Distributions	(8,057)
Ending Balance	$ 193,623